Note 21 - Supplemental Cash Flow Information - Schedule of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Accounts receivable	$ 321	$ (5)	$ (47)
Prepaid expenses and deposits	104	(59)	(94)
Accounts payable and accrued liabilities	(15)	(120)	(762)
Changes in non-cash working capital	$ 410	$ (184)	$ (903)